Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other current receivables [abstract]
Other current receivable	SFr 144	SFr 45
Swiss VAT	271	259
Withholding tax	689	318
Total other current receivables	SFr 1,104	SFr 622
Maximum
Other current receivables [abstract]
Maturity period, other current receivables	3 months